Share-Based Compensation	12 Months Ended
Jun. 30, 2023
Share-Based Compensation [Abstract]
Share-Based Payment Arrangement [Text Block]

NOTE 17 — SHARE-BASED COMPENSATION

On October 5, 2015, the Company’s Board of Directors approved the 2015 Equity Incentive Plan (the “Plan”) for the purpose of providing incentive and rewards to employees and executives. According to the Plan, 50,000,000 of the Company’s Class A ordinary shares was reserved for issuance to qualified employees, directors and officers. Given the reverse split on November 13, 2020 and August 8, 2022 (see Note 16), number of ordinary shares reserved for issuance changed to 6,250,000 shares.

Under the Plan, the following stock-based compensations have been granted to the Company’s employees, directors and officers (number of option shares and exercise price reflected the effect of the1-for-4 share reverse split on November 13, 2020 and the effect of the1-for-2 share reverse split on August 8, 2022):

(1)	On October 5, 2015, options to purchase 795,644 shares of the Company’s Class A ordinary shares have been granted at an exercise price of $0.16 per share. These share options will vest equally over a service period of four years and expire on October 5, 2023.

(2)	On December 26, 2016, options to purchase 64,250 shares of the Company’s Class A ordinary shares has been granted at an exercise price of $0.16 per share. These share options will vest equally over a service period of four years and expire on December 26, 2024.

(3)	On December 22, 2017, options to purchase 213,125 of the Company’s Class A ordinary shares have been granted at an exercise price of $0.16. These option shares will vest equally over a service period of four years, and expire on December 22, 2025.

(4)	On December 21, 2018, options to purchase 44,250 of the Company’s Class A ordinary shares have been granted at an exercise price of $0.16 per share. These option shares will vest equally over a service period of four years, and expire on December 21, 2026.

(5)	On January 15, 2020, options to purchase 33,788 shares of the Company’s Class A ordinary shares have been granted at an exercise price of $2.40 per share. These option shares vest equally over a service period of four years, and expire on January 15, 2028.

The following table summarizes the Company’s stock option activities:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual term	Fair Value
Outstanding, June 30, 2021	960,174	$0.18	2.80	$2,551,737
Exercisable, June 30, 2021	949,093	$0.16	2.76	$2,470,526
Granted	—	—	—	—
Forfeited	(209,162)	0.16	—	(1,672,892)
Exercised	—	—	—	—
Outstanding, June 30, 2022	751,012	0.16	1.05	$878,845
Exercisable, June 30, 2022	749,440	0.17	1.04	$869,478
Granted	—	—	—	—
Forfeited	(8,250)	0.16	—	(49,159)
Exercised	—	—	—	—
Outstanding, June 30, 2023	742,762	0.18	0.05	$829,686
Exercisable, June 30, 2023	742,762	0.18	0.05	$829,686

The fair value of share options was determined using the binomial option valuation model. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The suboptimal early exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

There were no options granted under the Plan for the year ended June, 2023.

On March 19, 2021, pursuant to the Plan, the Company’s Board of Directors approved to grant 68 employees the options to purchase 579,100 shares of the Company’s ordinary shares at an exercise price of $2.40 per share. These option shares will vest equally over a service period of four years, and expire on March 19, 2029. However, on June 10, 2021, the Company Board of Directors approved to delay the issuance of the abovementioned share options to these employees.

The total fair value of share options vested the year ended June, 2023 and 2022 was $9,366 and $71,845, respectively. The Company recorded share-based compensation expense of $102,783 and $54,717 for the year ended June 30, 2023 and 2022, respectively.

For  the year ended June 30, 2022, 209,143 outstanding share options were forfeited due to the resignation of certain employees, resulting in a decrease in the unrecognized share-based compensation expenses by $531,616. As of June 30, 2023 and 2022, there were Nil and $102,783 of unrecognized share-based compensation expenses related to share options granted by the Company, which were expected to be recognized over a weighted-average vesting period of 0 and 1.08 years, respectively.